PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 299,525	¥ 2,085,234	$ 164,942	¥ 1,148,292		¥ 1,126,475	¥ 479,605
Prepaid expenses and other current assets	190,314	1,324,924		923,827
Total current assets	2,370,984	16,506,318		10,304,958
Non-current assets
Long-term investments	73,487	511,605		186,073
Other assets	65,273	454,421		29,192
Total non-current assets	392,135	2,729,976		2,165,617
TOTAL ASSETS	2,763,119	19,236,294		12,470,575
Current liabilities
Accrued interest payable	12,497	87,003		182,280
Accrued expenses and other current liabilities	200,324	1,394,639		1,363,580
Total current liabilities	1,408,055	9,802,619		8,018,713
Total non-current liabilities	407,099	2,834,136		345,070
TOTAL LIABILITIES	1,815,154	12,636,755		8,363,783
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	361,959	2,519,886		2,328,716
Accumulated other comprehensive loss	(1,047)	(7,288)		(14,308)
Retained earnings	536,413	3,734,397		1,591,896	¥ (241,009)	(450,551)
TOTAL SHAREHOLDERS' EQUITY	947,965	6,599,539		4,106,792		¥ 1,701,526	¥ (611,651)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,763,119	19,236,294		12,470,575
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	24	170		160
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	9	61		66
Parent
Current assets
Cash and cash equivalents	20,098	139,917		875
Amounts due from subsidiaries and other related parties	351,911	2,449,933		243,552
Prepaid expenses and other current assets	2,190	15,243		356,554
Total current assets	374,199	2,605,093		600,981
Non-current assets
Investments in subsidiaries, VIEs and VIEs' subsidiaries	864,875	6,021,088		3,516,976
Long-term investments	11,068	77,054		28,166
Other assets	147	1,020
Total non-current assets	876,090	6,099,162		3,545,142
TOTAL ASSETS	1,250,289	8,704,255		4,146,123
Current liabilities
Amounts due to subsidiaries, VIEs and VIEs' subsidiaries	2,653	18,468		17,512
Accrued interest payable	1,743	12,136
Accrued expenses and other current liabilities	4,031	28,061		21,819
Total current liabilities	8,427	58,665		39,331
Convertible notes	293,897	2,046,051
Total non-current liabilities	293,897	2,046,051
TOTAL LIABILITIES	302,324	2,104,716		39,331
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	361,959	2,519,886		2,328,716
Accumulated other comprehensive loss	(1,047)	(7,288)		(14,308)
Retained earnings	587,020	4,086,710		1,792,158
TOTAL SHAREHOLDERS' EQUITY	947,965	6,599,539		4,106,792
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,250,289	8,704,255		4,146,123
Parent | Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	24	170		160
Parent | Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 9	¥ 61		¥ 66